Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Disclosure of reconciliation of other equity instruments

	NUMBER OF BSAs OUTSTANDING	MAXIMUM NUMBER OF SHARES TO BE ISSUED	NUMBER OF BSAs EXERCISED	NUMBER OF BSAs LAPSED	NUMBER OF BSAs OUTSTANDING	MAXIMUM NUMBER OF SHARES TO BE ISSUED

			FOR THE YEAR ENDED
	AS OF DECEMBER 31, 2021		DECEMBER 31, 2022		AS OF DECEMBER 31, 2022
BSAs granted under the Equity line agrement ......................................	300,000	300,000	—	(300,000)	—	—
The following tables summarize the data relating to BCEs as well as the assumptions used for the measurement thereof in accordance with IFRS 2 – Share-based Payment:

GRANT DAT E	TYPE	NUMBER OF BCEs ISSUED	NUMBER OF BCE OUTSTANDI NG AS OF JANUARY 1, 2023	NUMBER OF LAPSED BCEs	NUMBER OF EXERCISED BCEs	NUMBER OF BCEs OUTSTANDI NG	NUMBER OF BCEs EXERCISAB LE	MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITION S ARE MET
				YEAR ENDED DECEMBER 31, 2023		AS OF DECEMBER 31, 2023
2014-03-11	BCE-2014-2	2,750	1,000	—	(1,000)	—	—	—
2014-03-11	BCE-2014-4	984	184	—	(184)	—	—	—
2016-11-07	BCE-2016-1	84,000	22,495		—	22,495	22,495	22,495
2017-01-23	BCE-2017-1	67,374	67,000	—	—	67,000	41,735	67,000
2017-11-20	BCE-2017-2	150,000	150,000	(37,500)	—	112,500	112,500	112,500
2017-11-20	BCE-2017-4	67,374	67,373	—	—	67,373	33,686	67,373
2017-11-20	BCE-2017-5	67,374	64,374	—	—	64,374	30,686	64,374
2018-03-15	BCE-2018-1	22,000	11,980		—	11,980	11,980	11,980
2018-05-14	BCE 2018-3	33,687	16,844	—	—	16,844	—	16,844
2018-05-14	BCE-2018-4	16,843	16,843	0	—	16,843	8,422	16,843
2018-05-14	BCE-2018-5	22,000	6,000			6,000	6,000	6,000
	Total BCEs	534,386	424,093	(37,500)	(1,184)	385,409	267,504	385,409
The following tables summarize the data relating to BSAs as well as the assumptions used for the measurement thereof in accordance with IFRS 2—Share-based Payment:

GRANT DATE	TYPE	NUMBER OF BSAs ISSUED	NUMBER OF BCAs OUTSTANDI NG AS OF JANUARY 1, 2023	NUMBER OF LAPSED BSAs	NUMBER OF EXERCISED BSAs	NUMBER OF BSAs OUTSTANDI NG	NUMBER OF BSAs EXERCISAB LE	MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITIONS ARE MET
				YEAR ENDED DECEMBER 31, 2023		AS OF DECEMBER 31, 2023
2014-03-11	BSA-2014-3	1,172	492	—	(492)	—	—	—
2015-12-04	BSA-2015-11	96,924	96,924	—	—	96,924	96,924	96,924
2015-12-04	BSA-2015-12	82,000	16,400	—	—	16,400	16,400	16,400
2017-09-18	BSA-2017-1	16,400	16,400	—	—	16,400	16,400	16,400
2018-01-22	BSA-2018-1	49,200	16,400	—	—	16,400	16,400	16,400
2014-03-11	BSA-2014-4	1,315	842	—	—	842	842	84,160
2014-03-11	BSA-2014-5	787	459	—	(230)	230	230	22,950
	Total BSAs	247,798	147,917	—	(722)	147,196	147,195	253,234
The following tables summarize the data relating to AGAs as well as the assumptions used for the measurement thereof in accordance with IFRS 2—Share-based Payment:

GRANT DATE	TYPE	NUMBER OF AGAs ISSUED	NUMBER OF AGAs OUTSTANGING AS OF JANUARY 1, 2023	NUMBER OF LAPSED AGAs	NUMBER OF EXERCISED AGAs	NUMBER OF AGAs OUTSTANDING
						AS OF DECEMBER 31, 2023
2023-07-11	AGA-2023-1	1,382,796	—	—	—	1,382,796
2023-07-11	AGA-2023-2	100,000	—	—	—	100,000
2023-09-28	AGA-2023-3	731,500	—	—	—	731,500
2023-09-28	AGA-2023-4	254,250	—	—	—	254,250
2023-12-01	AGA-2023-5	132,750	—	—	—	132,750
	Total AGAs	2,601,296	—	—	—	2,601,296